Related party transactions - Amounts incurred by entity for provision of key management personnel services (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Salaries and short-term employee benefits		£ 10	£ 10	£ 10
Annual incentive plan		0	10	10
Non-Executive Directors’ fees		1	1	1
Share-based payments(i)		(11)	20	15
Post employment benefits		2	3	2
Termination benefits(ii)		2	0	0
Key management personnel remuneration		4	£ 44	£ 38
Termination benefits paid	£ 1	£ 1